Offsetting Assets and Liabilities - Offsetting Liabilities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Derivative Liabilities [Abstract]
Derivative instruments, at fair value, gross amounts recognized	$ 2,285	$ 403	$ 1,581
Derivative instruments, at fair value, gross amounts offset on the balance sheet	0	0	0
Derivative instruments, at fair value, net amount of liabilities presented on the balance sheet	2,285	403	1,581
Derivative instruments, at fair value, gross amounts not offset on balance sheet, financial instruments	0	0	0
Derivative instruments, at fair value, gross amounts not offset on the balance sheet, cash collateral pledged	8,679	3,435	3,679
Derivative instruments, at fair value, net amount	0	0	0
Repurchase agreements, commercial mortgage loans
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Repurchase agreements, gross amounts of recognized liabilities	287,462	276,340	252,543
Repurchase agreements, gross amounts offset on the balance sheet	0	0	0
Repurchase agreements, net amount of liabilities presented on the balance sheet	287,462	276,340	252,543
Repurchase agreements, gross amounts not offset on the balance sheet, financial instruments	494,472	496,030	394,229
Repurchase agreements, gross amounts not offset on the balance sheet, cash collateral pledged	5,015	5,016	5,011
Repurchase agreements, net amount	0	0	0
Real Estate Securities
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Repurchase agreements, gross amounts of recognized liabilities	46,510	186,828	394,359
Repurchase agreements, gross amounts offset on the balance sheet	0	0	0
Repurchase agreements, net amount of liabilities presented on the balance sheet	46,510	186,828	394,359
Repurchase agreements, gross amounts not offset on the balance sheet, financial instruments	59,297	245,956	454,301
Repurchase agreements, gross amounts not offset on the balance sheet, cash collateral pledged	0	1,146	1,657
Repurchase agreements, net amount	$ 0	$ 0	$ 0